UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07813
                                                    ----------------------------
                              KOBREN INSIGHT FUNDS
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          20 William Street, Suite 310
                                  P.O. Box 9135
                            WELLESLEY HILLS, MA 02481
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Gail A. Hanson, Esq.
                                    PFPC Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-456-2736
                                                           --------------------
                      Date of fiscal year end: DECEMBER 31
                                              --------------------
                    Date of reporting period: MARCH 31, 2005
                                             ----------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


--------------------------------------------------------------------------------
                               DELPHI GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                               VALUE
            COMMON STOCKS - 92.46%
-------------------------------------------------------------------------------
            AEROSPACE/TECHNOLOGY - 3.22%
-------------------------------------------------------------------------------
  107,000   MEMC Electronic Materials, Inc. (1)                    $  1,439,150
  105,300   Micron Technology, Inc. (1)                               1,088,802
  108,000   Western Digital Corp. (1)                                 1,377,000
                                                                   ------------
                                                                      3,904,952

            BANKING - 8.69%
-------------------------------------------------------------------------------
   35,500   Citigroup, Inc.                                           1,595,370
   71,000   Colonial BancGroup, Inc.                                  1,456,920
   50,400   Community Bank System, Inc.                               1,154,664
   51,525   North Fork Bancorporation, Inc.                           1,429,304
   61,500   Southwest Bancorp, Inc.                                   1,134,675
   22,000   TD Banknorth, Inc.                                          687,280
   29,700   Webster Financial Corp.                                   1,348,677
   28,815   Wells Fargo & Co.                                         1,723,137
                                                                   ------------
                                                                     10,530,027

            BASIC MATERIALS - 7.28%
-------------------------------------------------------------------------------
   47,100   Alcoa, Inc.                                               1,431,369
   30,050   Cytec Industries, Inc.                                    1,630,213
   33,200   Dow Chemical Co.                                          1,655,020
   41,500   Inco, Ltd. (1)                                            1,651,700
   69,000   Metals USA, Inc. (1)                                      1,351,710
   22,275   POSCO, ADR                                                1,099,494
                                                                   ------------
                                                                      8,819,506

            CONGLOMERATES - 4.06%
-------------------------------------------------------------------------------
    1,160   Berkshire Hathaway, Inc., Class B (1)                     3,312,960
   19,200   Norsk Hydro ASA, SP ADR                                   1,603,008
                                                                   ------------
                                                                      4,915,968

            CONSTRUCTION & REAL ESTATE - 6.85%
-------------------------------------------------------------------------------
   24,700   Boston Properties, Inc., REIT                             1,487,681
   66,169   D.R. Horton, Inc.                                         1,934,782
   30,330   Lennar Corp., Class A                                     1,719,104
   24,100   Toll Brothers, Inc. (1)                                   1,900,285
   71,900   U-Store-It Trust, REIT                                    1,251,060
                                                                   ------------
                                                                      8,292,912

            CONSUMER RELATED - 4.29%
-------------------------------------------------------------------------------
   52,800   Disney (Walt) Co.                                         1,516,944
   45,096   Helen of Troy Ltd. (1)                                    1,234,728
   86,000   La-Z-Boy, Inc.                                            1,197,980
   16,765   Toyota Motor Corp., SP ADR                                1,246,981
                                                                   ------------
                                                                      5,196,633

            ENERGY - 10.26%
-------------------------------------------------------------------------------
   74,000   Denbury Resources, Inc. (1)                               2,607,020
   29,000   Marathon Oil Corp.                                        1,360,680
   35,000   Nexen, Inc.                                               1,922,550
   57,300   Talisman Energy, Inc.                                     1,956,795
   48,700   Whiting Petroleum Corp. (1)                               1,985,986
   78,888   XTO Energy, Inc.                                          2,590,682
                                                                   ------------
                                                                     12,423,713

--------------------------------------------------------------------------------
                               DELPHI GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                     MARCH 31, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

  SHARES                                                              VALUE
            FINANCIAL SERVICES - 8.26%
-------------------------------------------------------------------------------
   26,800   American Express Co.                                   $  1,376,716
   17,084   Bear Stearns Cos., Inc.                                   1,706,691
   14,700   Goldman Sachs Group, Inc.                                 1,616,853
   30,900   H&R Block, Inc.                                           1,562,922
   11,015   iStar Financial, Inc., REIT                                 453,598
   18,500   Lehman Brothers Holdings, Inc.                            1,741,960
   26,955   Morgan Stanley                                            1,543,174
                                                                   ------------
                                                                     10,001,914

            FOOD & BEVERAGE - 2.30%
-------------------------------------------------------------------------------
   52,000   Pepsi Bottling Group, Inc.                                1,448,200
   92,000   Ryan's Restaurant Group, Inc. (1)                         1,336,760
                                                                   ------------
                                                                      2,784,960

            INSURANCE - 9.65%
-------------------------------------------------------------------------------
   64,500   Aspen Insurance Holdings, Ltd.                            1,626,045
   39,000   IPC Holdings, Ltd.                                        1,531,920
   40,000   Montpelier Re Holdings, Ltd.                              1,406,000
   37,400   PMI Group, Inc. (The)                                     1,421,574
   26,500   Radian Group, Inc.                                        1,265,110
   31,200   RenaissanceRe Holdings, Ltd.                              1,457,040
   32,060   SAFECO Corp.                                              1,561,643
   19,600   XL Capital, Ltd., Class A                                 1,418,452
                                                                   ------------
                                                                     11,687,784

            MANUFACTURING - 6.51%
-------------------------------------------------------------------------------
   47,450   American Axle & Manufacturing Holdings, Inc.              1,162,525
   26,550   BorgWarner, Inc.                                          1,292,454
   32,000   Briggs & Stratton Corp.                                   1,165,120
  150,775   Lamson & Sessions Co. (1)                                 1,500,211
   26,500   Lear Corp.                                                1,175,540
   45,775   Masco Corp.                                               1,587,019
                                                                   ------------
                                                                      7,882,869

            PHARMACEUTICALS - 0.81%
-------------------------------------------------------------------------------
   37,500   Pfizer, Inc.                                                985,125

            PUBLISHING & BROADCASTING - 10.72%
-------------------------------------------------------------------------------
   49,900   Comcast Corp., Class A (1)                                1,666,660
   21,800   Gannett, Inc.                                             1,723,944
   31,000   Lee Enterprises, Inc.                                     1,345,400
  140,600   Liberty Media Corp., Class A (1)                          1,458,022
   21,100   McClatchy Co., Class A                                    1,564,776
   14,700   McGraw-Hill Cos., Inc.                                    1,282,575
   88,800   News Corp., Ltd., SP ADR                                  1,563,768
    7,500   Pulitzer, Inc.                                              477,975
    2,135   Washington Post Co., Class B                              1,908,690
                                                                   ------------
                                                                     12,991,810

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                               DELPHI GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                     MARCH 31, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

  SHARES                                                               VALUE
            RETAIL - 2.45%
-------------------------------------------------------------------------------
   36,400   Ethan Allen Interiors, Inc.                            $  1,164,800
   28,300   Federated Department Stores, Inc.                         1,801,012
                                                                   ------------
                                                                      2,965,812

            TEXTILES & APPAREL - 3.66%
-------------------------------------------------------------------------------
   42,500   Jones Apparel Group, Inc.                                 1,423,325
   40,700   Liz Claiborne, Inc.                                       1,633,291
   35,500   Polo Ralph Lauren Corp.                                   1,377,400
                                                                   ------------
                                                                      4,434,016

            TRANSPORTATION - 3.45%
-------------------------------------------------------------------------------
   66,000   Dryships, Inc. (1)                                        1,286,340
   77,400   OMI Corp.                                                 1,482,210
   31,430   Teekay Shipping Corp.                                     1,412,778
                                                                   ------------
                                                                      4,181,328

            TOTAL COMMON STOCKS                                     111,999,329
            (Cost $75,340,821)

            INVESTMENT COMPANY - 7.22%
8,749,606   Dreyfus Cash Management Plus Fund (2)                     8,749,606
                                                                   ------------

            TOTAL INVESTMENT COMPANY                                  8,749,606
            (Cost $8,749,606)                                      ------------

            TOTAL INVESTMENTS - 99.68%                              120,748,935
            (Cost $84,090,427*)

            OTHER ASSETS NET OF LIABILITIES - 0.32%                     391,451
                                                                   ------------

            TOTAL NET ASSETS - 100.00%                             $121,140,386
                                                                   ============

--------------------------------------------------------------------------------
         (1)  Non-income producing.
         (2)  An affiliate of the Custodian.
         ADR  American Depositary Receipt
        REIT  Real Estate Investment Trust
      SP ADR  Sponsored American Depositary Receipt

           * For Federal income tax purposes, cost is $84,090,427 and appreciation (depreciation) is as follows:

                           Unrealized appreciation:                $ 37,272,998
                           Unrealized depreciation:                    (614,490)
                                                                   ------------
                           Net unrealized appreciation:            $ 36,658,508
                                                                   ============

Portfolio Valuation -- Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

--------------------------------------------------------------------------------
                               KOBREN GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                           MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                     MUTUAL FUNDS - 101.27%                    VALUE
--------------------------------------------------------------------------------

             LARGE CAP GROWTH - 32.28%
-------------------------------------------------------------------------------
  147,647    Fidelity Blue Chip Growth Fund                         $ 5,913,249
   78,291    Fidelity Capital Appreciation Fund                       1,943,183
  371,728    T. Rowe Price Blue Chip Growth Fund                     10,902,781
                                                                    -----------
                                                                     18,759,213

             LARGE CAP VALUE - 28.45%
-------------------------------------------------------------------------------
   84,216    Fidelity Equity-Income Fund                              4,316,930
  133,076    Longleaf Partners Fund                                   4,122,691
  242,421    Oakmark Select Fund - Class I                            8,094,449
                                                                    -----------
                                                                     16,534,070

             INTERNATIONAL - 17.39%
-------------------------------------------------------------------------------
  216,990    Julius Baer International Equity Fund - Class I          6,997,930
  201,101    SSgA Emerging Markets Fund                               3,107,009
                                                                    -----------
                                                                     10,104,939

             SMALL CAP VALUE - 8.79%
-------------------------------------------------------------------------------
  167,426    Longleaf Partners Small Cap Fund                         5,106,480

             SPECIALTY - 9.58%
-------------------------------------------------------------------------------
  219,010    PIMCO Commodity RealReturn Strategy Fund - Class I       3,567,669
  175,131    PIMCO Real Return Fund - Class I                         2,000,000
                                                                    -----------
                                                                      5,567,669

             MONEY MARKET - 4.78%
-------------------------------------------------------------------------------
2,778,183    Dreyfus Cash Management Plus Fund (1)                    2,778,183

             TOTAL MUTUAL FUNDS
             (COST $46,952,564)                                      58,850,554
                                                                    -----------

             TOTAL INVESTMENTS                          101.27%      58,850,554
             (COST $43,452,564)*

             LIABILITIES NET OF CASH AND
             OTHER ASSETS                                -1.27%        (738,167)
                                                   -----------      -----------

             TOTAL NET ASSETS                           100.00%     $58,112,387
                                                   ===========      ===========

--------------------------------------------------------------------------------
(1)   An affiliate of the Custodian.

* For Federal income tax purposes, cost is $46,952,564 and appreciation (depreciation) is as follows:

             Unrealized appreciation:              $11,903,044
             Unrealized depreciation:                   (5,054)
                                                   -----------
             Net unrealized appreciation:          $11,897,990
                                                   ===========

Portfolio Valuation -- The underlying funds are valued according to their stated net asset value. The Fund's other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.




ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KOBREN INSIGHT FUNDS

By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                          Eric M. Kobren, Chairman & President
                          (principal executive officer)

Date              MAY 16, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date              MAY 16, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ERIC J. GODES
                         -------------------------------------------------------
                         Eric J. Godes, Chief Financial Officer, Vice President, Treasurer & Secretary
                         (principal financial officer)

Date              MAY 16, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.